Note 2 - Summary of Significant Accounting Policies (Details Textual) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 CNY (¥)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (96,388)	$ (12,545)	$ (8,052)
Retained Earnings (Accumulated Deficit)	(123,891)	(32,128)
Net Cash Provided by (Used in) Operating Activities	(28,796)	(13,698)	(6,570)
Cash, Cash Equivalents, and Short-term Investments	30,555
Cash Equivalents, at Carrying Value	0	0
Short-term Investments	3,074
Allowance for Doubtful Accounts Receivable	0	0
Capital Lease Obligations	0	0	0
Impairment of Long-Lived Asset	$ 0	0	0
Number of Reportable Segments	1
Revenue, Net	$ 0	0	$ 0
Assets	$ 32,828	$ 14,908
Depreciation of RMB Against U.S. Dollar, Percent	6.50%	6.30%	4.40%
Government Grants, Credit to Profit (Loss)	$ 0
UNITED STATES
Assets	142
CHINA
Assets	2,399
Other Income [Member]
Revenue from Grants	$ 914
Bank Time Deposits [Member]
Short-term Investments, Maturity	1 year
Short-term Investments	$ 3,074			¥ 20